Employee Benefit Plan, Reconciliation of Net Assets Available for Benefits (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 4,930,457	$ 4,342,909	$ 3,692,212
Participant loans in default - deemed distributions	(1,250)	(1,048)
Net assets available for benefits per Form 5500	$ 4,929,207	$ 4,341,861